16. Borrowings and financing (Details 5)	12 Months Ended
Dec. 31, 2019
Adjusted EBITDA / Adjusted financial expenses
Disclosure of detailed information about borrowings [line items]
Restrictive ratios	Equal to or higher than 2.80
Adjusted net debt / Adjusted EBITDA
Disclosure of detailed information about borrowings [line items]
Restrictive ratios	Equal to or lower than 3.80
Adjusted total debt / Adjusted EBITDA
Disclosure of detailed information about borrowings [line items]
Restrictive ratios	Lower than 3.65
Other onerous debt / Adjusted EBITDA
Disclosure of detailed information about borrowings [line items]
Restrictive ratios	Equal to or lower than 1.30 [1]
Adjusted current ratio
Disclosure of detailed information about borrowings [line items]
Restrictive ratios	Higher than 1.00
EBITDA / Paid financial expenses
Disclosure of detailed information about borrowings [line items]
Restrictive ratios	Equal to or higher than 2.35
Net debt / Adjusted EBITDA
Disclosure of detailed information about borrowings [line items]
Restrictive ratios	Equal to or lower than 3.50

[1]	"Other Onerous Debts" correspond to the sum of social security liabilities, health care plan, installment payment of tax debts and installment payment of debts with electricity supplier.